Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the years ended December 31, 2019, 2020, and 2021, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income/ (loss):

	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2021
Management fees-related parties
Management fees – Pavimar (a)	$212,300	$768,000	$4,761,000
Management fees – Castor Ships (c)	—	162,500	1,983,750

Included in Voyage expenses
Charter hire commissions – Castor Ships (c)(d)	$40,471	$29,769	$1,671,145

Included in Interest and finance costs
Interest expenses (b) – Thalassa	$162,500	$305,000	$204,167

Included in General and administrative expenses
Administration fees – Castor Ships (c)	$—	$400,000	$1,200,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (c)	$—	$138,600	$3,406,400

As of December 31, 2020, and 2021, balances with related parties consisted of the following:

	December 31, 2020	December 31, 2021
Assets:
Due from Pavimar (a) – current	$1,559,132	$—
Due from Pavimar (a) – non-current	—	810,437
Liabilities:
Due to Pavimar (a) – current	—	3,909,885
Related party debt (b) – Thalassa	$5,000,000	$—
Accrued loan interest (b) – Thalassa	405,000	—
Voyage commissions, management fees and other expenses due to Castor Ships (c)	1,941	597,684